Subsequent Events (Detail)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 21, 2023 USD ($)	Jan. 25, 2023	Jan. 24, 2023 USD ($) $ / shares shares	Jan. 23, 2023 USD ($) shares	Jul. 31, 2023	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 11.5			$ 0.2		$ 0.2
Temporary equity deemed dividend						$ (5,805,582)	$ 0	$ (10,080,022)	$ 0
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Temporary equity deemed dividend										$ (202,688,810)	$ 0
Aircraft Purchase Agreement [Member] | Viking [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Payments to acquire machinery and equipment										9,098,000	$ 19,381,000
Preferred Class A [Member]
Subsequent Event [Line Items]
Redemption value			$ 332,659,000			$ 342,739,000		$ 342,739,000
Temporary Equity Multiplier			50.00%
Legacy Bridger Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Redemption value										$ 489,022,000
Temporary Equity Multiplier			50.00%
Legacy Bridger Series C Preferred Shares [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Temporary Equity Multiplier										50.00%
Restricted Stock Units
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period | shares			6,581,496
Subsequent Event
Subsequent Event [Line Items]
Business combination, consideration transferred	$ 39,250,000
Business Combination, Consideration Transferred, Shares	$ 14,750,000
Volume-weighted average per-share price (VWAP), days					60 days
Number of consecutive trading days ending on 7/20/2023					30 days
Number of consecutive trading days beginning on 7/21/2023					30 days
Transfer restriction on consideration, period (in years)					3 years
Non-competition and non-solicitation covenant, period (in years)					5 years
Subsequent Event | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Common Stock Exchange Ratio				0.96246
Subsequent Event | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Performance And Service Vesting Conditions [Member]
Subsequent Event [Line Items]
Common stock fair value per share				10.00%
Subsequent Event | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 0.22
Financial liabilities at fair value			$ 5,900,000
Subsequent Event | Aircraft Purchase Agreement [Member] | Viking [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Payments to acquire machinery and equipment			$ 9,100,000
Subsequent Event | Public Warrants [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Class of warrants of rights issued and outstanding of the acquiree assumed | shares			17,250,000
Subsequent Event | Private Placement Warrants [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 11.5
Class of warrants of rights issued and outstanding of the acquiree assumed | shares			9,400,000
Subsequent Event | JCIC Sponsor And Independent Directors Of JCIC [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Common Stock Shares Issued By The Acquiree Assumed | shares			2,603,189
Subsequent Event | Preferred Class A [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Redemption value			$ 332,659,000
Temporary Equity Multiplier			0.50%
Subsequent Event | Preferred Class A [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Public Shareholders [Member]
Subsequent Event [Line Items]
Common Stock Shares Issued By The Acquiree Assumed | shares			2,084,357
Subsequent Event | Legacy Bridger Series C Preferred Shares [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Temporary equity deemed dividend			$ 82,074,000
Subsequent Event | Jack Creek Investment Corp [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Subsequent Event [Line Items]
Class of warrants of rights issued and outstanding of the acquiree assumed | shares			26,650,000
Subsequent Event | Restricted Stock Units | 2023 Omnibus Plan | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Performance And Service Vesting Conditions [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period | shares				8,826,168
Share based compensation by share based award equity instruments other than options grants in period aggregate fair value				$ 88,300,000
Subsequent Event | Restricted Stock Units | 2023 Omnibus Plan | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Performance And Service Vesting Conditions [Member]
Subsequent Event [Line Items]
Incentive Units vest Percentage			21.50%
Subsequent Event | Restricted Stock Units | 2023 Omnibus Plan | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Performance And Service Vesting Conditions [Member]
Subsequent Event [Line Items]
Incentive Units vest Percentage		78.50%
Subsequent Event | Restricted Stock Units | 2023 Omnibus Plan | Maximum [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Executives [Member] | Performance And Service Vesting Conditions [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period			6 years
Subsequent Event | Restricted Stock Units | 2023 Omnibus Plan | Minimum [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Executives [Member] | Performance And Service Vesting Conditions [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period			3 years